Variable Interest Entities [Text Block]	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Variable Interest Entities [Text Block]
26.	VARIABLE INTEREST ENTITIES

In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.

The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying consolidated balance sheets at March 31, 2016 and 2017:

Consolidated VIEs	Consolidated assets
At March 31, 2016:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,262,291	¥53,051	¥61,770	¥16,674	¥1,304,254	¥5,819,188	¥7,354
Investment funds(1)	2,206,443	—	86,802	2,024,839	202	—	94,600
Special purpose entities created for structured financing	255,692	—	5,274	—	—	192,898	57,520
Repackaged instruments	16,963	—	—	16,963	—	—	—
Securitization of the MUFG Group’s assets	1,164,406	—	—	—	—	1,140,164	24,242
Trust arrangements	7,131,055	—	1,368	1,108	133,909	6,979,432	15,238
Others	25,024	295	724	—	58	23,861	86

Total consolidated assets before elimination	18,061,874	53,346	155,938	2,059,584	1,438,423	14,155,543	199,040
The amounts eliminated in consolidation	(7,188,415)	(51,937)	(103,411)	(11,545)	(54,786)	(6,960,848)	(5,888)

Total consolidated assets	¥10,873,459	¥1,409	¥52,527	¥2,048,039	¥1,383,637	¥7,194,695	¥193,152

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,274,698	¥—	¥5,560,088	¥1,097,088	¥617,522
Investment funds(1)	37,031	—	—	—	37,031
Special purpose entities created for structured financing	151,725	—	562	144,047	7,116
Repackaged instruments	16,974	—	—	16,000	974
Securitization of the MUFG Group’s assets	1,139,762	—	21,400	1,117,834	528
Trust arrangements	7,122,766	7,108,450	—	—	14,316
Others	24,214	—	22,106	2,071	37

Total consolidated liabilities before elimination	15,767,170	7,108,450	5,604,156	2,377,040	677,524
The amounts eliminated in consolidation	(4,415,123)	(1,315)	(2,705,460)	(1,682,442)	(25,906)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,482,835)	(7,107,135)	(2,860,804)	(3,198)	(511,698)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥869,212	¥—	¥37,892	¥691,400	¥139,920

Consolidated VIEs	Consolidated assets
At March 31, 2017:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,332,485	¥48,688	¥34,690	¥23,423	¥1,485,377	¥5,733,202	¥7,105
Investment funds(1)	712,694	—	9,020	511,924	15,611	—	176,139
Special purpose entities created for structured financing	226,380	—	2,310	—	—	172,008	52,062
Repackaged instruments	77,211	—	—	20,783	56,428	—	—
Securitization of the MUFG Group’s assets(2)	6,798,561	—	—	—	—	6,775,344	23,217
Trust arrangements	6,749,808	—	7,681	593	149,205	6,578,701	13,628
Others	65,883	350	30,853	—	52	16,905	17,723

Total consolidated assets before elimination	21,963,022	49,038	84,554	556,723	1,706,673	19,276,160	289,874
The amounts eliminated in consolidation	(6,789,161)	(48,852)	(72,506)	(16,914)	(69,086)	(6,562,970)	(18,833)

Total consolidated assets	¥15,173,861	¥186	¥12,048	¥539,809	¥1,637,587	¥12,713,190	¥271,041

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,357,874	¥—	¥5,397,811	¥1,379,498	¥580,565
Investment funds(1)	2,882	—	—	—	2,882
Special purpose entities created for structured financing	135,667	—	573	128,804	6,290
Repackaged instruments	76,713	—	4,000	72,096	617
Securitization of the MUFG Group’s assets(2)	6,768,108	—	29,637	6,734,855	3,616
Trust arrangements	6,743,464	6,676,198	—	—	67,266
Others	65,031	—	45,450	1,834	17,747

Total consolidated liabilities before elimination	21,149,739	6,676,198	5,477,471	8,317,087	678,983
The amounts eliminated in consolidation	(10,843,144)	—	(3,034,973)	(7,766,722)	(41,449)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,687,133)	(6,676,198)	(2,420,454)	(2,394)	(588,087)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥619,462	¥—	¥22,044	¥547,971	¥49,447

Notes:

(1)	The total assets of investment funds decreased by ¥1,120,091 million and total liabilities increased by ¥3,327 million on April 1, 2016 due to the adoption of the new consolidation guidance. The adoption of the new guidance resulted in changes to the classification of certain investment funds that were previously classified as consolidated VIEs and are now classified as consolidated voting interest entities as well as changes to the consolidation status of certain investment funds. The amounts of decreased assets and increased liabilities disclosed above have been restated from ¥1,141,181 million and ¥1,381 million, respectively, that were disclosed within the condensed consolidated financial statements for the six months ended September 30, 2016. This revision did not impact the consolidated balance sheets or consolidated statements of income.
(2)	As of March 31, 2017, Securitization of the MUFG Group’s assets includes ¥5,793,956 million of assets primarily consisting of loans and ¥5,793,956 million of liabilities primarily consisting of long-term debt relating to eligible beneficiary interests in housing loan trusts. For more information, see analysis of each transaction category below.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs of which they are creditors or beneficial interest holders, and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2016 and 2017:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2016:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥24,365,580	¥5,084,901	¥3,911,356	¥3,339	¥986,655	¥2,921,362	¥—	¥300	¥300
Investment funds	24,677,641	1,303,413	1,164,069	194,167	613,109	346,883	9,910	—	—
Special purpose entities created for structured financing	38,385,274	4,396,638	3,189,575	333,681	93,104	2,746,549	16,241	1,403	1,403
Repackaged instruments	9,276,260	2,425,336	2,240,054	430,688	1,415,883	393,483	—	—	—
Others	51,393,909	3,451,974	2,687,789	123,610	66,995	2,442,713	54,471	773	773

Total	¥148,098,664	¥16,662,262	¥13,192,843	¥1,085,485	¥3,175,746	¥8,850,990	¥80,622	¥2,476	¥2,476

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2017:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,604,929	¥5,608,909	¥4,383,707	¥1,072	¥1,236,094	¥3,146,541	¥—	¥1	¥1
Investment funds	30,591,880	1,674,567	1,396,830	200,651	829,641	356,828	9,710	98	98
Special purpose entities created for structured financing	40,710,546	4,717,235	3,699,415	279,471	147,543	3,207,369	65,032	4,657	4,657
Repackaged instruments	10,127,497	2,269,149	2,104,697	581,912	1,203,181	294,703	24,901	—	—
Others	52,012,087	3,731,571	2,723,625	98,289	83,629	2,462,462	79,245	18,539	18,539

Total	¥163,046,939	¥18,001,431	¥14,308,274	¥1,161,395	¥3,500,088	¥9,467,903	¥178,888	¥23,295	¥23,295

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.

In February 2015, the FASB issued new guidance which amends the consolidation analysis under the current consolidation guidance. The amendments change the VIE analysis for limited partnerships and similar legal entities, the criteria for evaluating whether fees paid to a decision maker or a service provider are a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination, and rescind the indefinite deferral provision that affects the consolidation evaluation for certain investment funds. The MUFG group adopted this new accounting guidance on April 1, 2016, which resulted in the consolidation and deconsolidation of certain investment funds. The net increase in the MUFG Group’s consolidated assets, liabilities and Noncontrolling interests, were ¥628,236 million, ¥32,254 million and ¥595,982 million, respectively, as of April 1, 2016. The cumulative effect on retained earnings was a decrease of ¥3,873 million upon the adoption.

Analysis of Each Transaction Category

Asset-Backed Conduits

This category primarily comprises the following:

Multi-Seller Conduits (MUFG-sponsored Asset-Backed Commercial Paper (“ABCP”) Conduits and Other ABCP Conduits)

The MUFG Group administers several conduits under asset-backed financing programs under which the conduits purchase financial assets, primarily trade accounts receivable, from the MUFG Group’s customers by issuing short-term financing instruments, primarily commercial paper, to third-party investors. Under the asset-backed financing programs, the MUFG Group acts as an agent for the conduits, which enter into agreements with the MUFG Group’s customers where the customers transfer financial assets to the conduits in exchange for monetary consideration. The MUFG Group also underwrites commercial paper for the conduits that is secured by the assets held by them and provides program-wide liquidity and credit enhancement facilities to the conduits. The MUFG Group receives fees related to the services it provides to the conduits and the program-wide liquidity and credit enhancement. The MUFG Group considers itself to be the primary beneficiary of the multi-seller conduits because, as an agent and sponsor, the MUFG Group has the power to direct activities of the conduits that most significantly impact the conduits’ economic performance and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through the program-wide liquidity and credit enhancement. Consequently, the MUFG Group consolidates the conduits.

In addition to the entities described above, the MUFG Group participates as a provider of financing to several conduits that are administered by third parties. Most of these conduits are established under a multi-seller asset-backed financing program and the MUFG Group provides financing along with other financial institutions. With respect to these conduits, the MUFG Group is not considered as the primary beneficiary because the MUFG Group’s participation in the conduits is only to provide financing along with other third-party financial institutions and it does not have the power to direct the activities of the conduits. Consequently, the MUFG Group does not consolidate the conduits.

Asset-Backed Conduits (MUFG-sponsored Asset-Backed Loan (“ABL”) Programs and Other Programs)

The MUFG Group administers several conduits under asset-backed financing programs where the MUFG Group provides financing to fund the conduits’ purchases of financial assets, comprising primarily trade accounts receivable, from its customers. The MUFG Group acts as an agent and sponsor for the conduits, which enter into agreements with the MUFG Group’s customers where the customers transfer assets to the conduits in exchange for monetary consideration. In most cases the MUFG Group is the sole provider of financing that is secured by the assets held by the conduits. The MUFG Group considers itself to be the primary beneficiary of the conduits because, as an agent and sponsor for the conduits, the MUFG Group has the power to direct activities of the conduits, such as selection of the assets to be purchased and condition for purchases, and debt collection from the original obligors, that most significantly impact the conduits’ economic performance, and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through financing it provides. Consequently, the MUFG Group consolidates the conduits.

In addition, the MUFG Group is involved with entities, which take in most cases the form of a trust, where originators of financial assets, which primarily comprise lease receivables, entrust the assets with trust banks and receive beneficial certificates of trusts in exchange. The originators then transfer the beneficiary certificates to the MUFG Group in exchange for cash. The originators of the financial assets entrusted continue to be involved in the assets as servicers. Because the originators are deemed to have the power to direct activities of the entities that most significantly impact the entities’ economic performance through their role as a servicer, the MUFG Group is not considered as the primary beneficiary of these entities. Consequently, the MUFG Group does not consolidate these entities.

The MUFG Group also participates as a provider of financing to the ABL programs that are managed by third parties. The MUFG Group is not considered as the primary beneficiary of the entities used in these programs as the MUFG Group’s participation in the entities is only to provide financing along with other third parties and it does not have the power to direct the activities of the entities. Consequently, the MUFG Group does not consolidate the entities used in these programs.

Investment Funds

This category primarily comprises the following:

Corporate Recovery Funds

These entities are established by fund managers, which are unrelated to the MUFG Group, for the purpose of investing in debt or equity instruments issued by distressed companies. After investment, the fund managers work closely with the management of the entities and attempt to enhance corporate value by various means including corporate restructuring and reorganization. Their exit strategies include, among others, sales to others and initial public offerings.

Typically, these entities take the form of a limited partnership which is entirely funded by general and limited partner interests. These partnerships are considered as VIEs unless the limited partners hold substantive kick-out rights or participating rights.

The MUFG Group mostly serves as a limited partner in corporate recovery funds that are considered as VIEs, and does not have the power to direct the activities of these funds that most significantly impact the economic performance of these funds. Therefore, the MUFG Group does not consider itself to be the primary beneficiary of these funds and does not consolidate them.

Private Equity Funds

The MUFG Group is involved in venture capital funds that are established by either the MUFG Group’s entities or fund managers unrelated to the MUFG Group. These entities have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry.

These entities typically take the form of a limited partnership and usually are entirely funded by general and limited partner interests. These partnerships are considered as VIEs unless the limited partners hold substantive kick-out rights or participating rights.

The MUFG Group participates in these partnerships as a general partner or limited partner. The MUFG Group consolidates these funds, which are considered as VIEs, if the MUFG Group has the power to direct the activities of these funds that most significantly impact the economic performance of these funds, and also has the obligation to absorb losses of these funds that could potentially be significant to these funds or the right to receive benefits from these funds that could potentially be significant to these funds.

Investment Trusts

The MUFG Group invests in investment trusts that are professionally managed collective investment schemes which pool money from many investors and invest in, among others, equity and debt securities. Most of these funds take the form of a trust where there is a separation in investment decisions, which is assumed by an investment manager who has no investment in a trust, and ownership through beneficiary interests issued by a trust are owned by investors. Therefore, these investment trusts are considered as VIEs. The MUFG Group consolidates these funds if the MUFG Group has the power to direct the activities of these funds that most significantly impact the economic performance of these funds, and also has the obligation to absorb losses of these funds that could potentially be significant to these funds or the right to receive benefits from these funds that could potentially be significant to these funds.

Buy-out Financing Vehicles

The MUFG Group provides financing to buy-out vehicles. The buy-out vehicles are established by equity investments from, among others, private equity funds or the management of target companies for the purpose of purchasing the equity shares of target companies. Along with other financial institutions, the MUFG Group provides financing to the buy-out vehicles in the form of loans. While the buy-out vehicles’ equity is normally substantive in its amount and the rights and obligations associated with it, in some cases, the vehicles have equity that is insufficient to absorb expected variability primarily because the amount provided by equity investors is nominal in nature. These vehicles engage in non-investment activities, and are considered as VIEs. In most cases, the MUFG Group’s participation in these vehicles is only to provide financing to the vehicles, and the power to direct the activities that most significantly impact the economic performance of the vehicles is held by the management of target companies. As a result, the MUFG Group is not considered as the primary beneficiary of these vehicles and does not consolidate them.

Other Investment Funds

The MUFG Group’s investments in VIEs through MUAH primarily consist of equity investments in low-income housing credit (“LIHC”) structures, designed to generate a return primarily through the realization of federal tax credits. MUAH considers itself as the primary beneficiary of certain types of LIHC investments.

LIHC Unguaranteed Syndicated Investment Funds

MUAH creates the investment funds, serves as the managing investor member, and sells limited investor member interests to third parties. MUAH receives benefits through income from the structuring of these funds, servicing fees for managing the funds and, as an investor member, tax benefits and tax credits to reduce the MUAH tax liability. MUAH considers itself to be the primary beneficiary and consolidates them upon adoption of the current guidance because, as a sponsor and managing member of the funds, it has the power to direct activities that most significantly impact the funds’ economic performance and also has the obligation to absorb losses of the funds that could potentially be significant to the funds.

LIHC Guaranteed Syndicated Investment Funds

MUAH also forms limited liability companies, which in turn invest in LIHC operating partnerships, to create LIHC guaranteed syndicated investment funds. Interests in these funds are sold to third parties who pay a premium for a guaranteed return. MUAH earns structuring fees from the sale of these funds and asset management fees. MUAH serves as the funds’ sponsor and non-member asset manager, and also guarantees a minimum rate of return throughout the investment term, therefore, it directs the activities that most significantly impact the funds’ economic performance and also has an obligation to absorb losses pertaining to its minimum rate of return guarantee to investors. Therefore, the MUFG Group is considered as the primary beneficiary of these funds and consolidates them.

Special Purpose Entities Created for Structured Financing

This category primarily comprises the following:

Leveraged Leasing Vehicles

These entities are established to raise funds to purchase or build equipment and machinery including, among others, commercial vessels, passenger and cargo aircraft, and production equipment for the purpose of leasing them to lessees who use the equipment and machinery as part of their business operations. These entities typically take the form of a limited partnership or a special purpose company where they fund their purchases of equipment and machinery via senior and subordinate financing. When entities take the form of a limited partnership, these entities are considered as VIEs unless limited partners hold substantive kick-out rights or participating rights. The entities considered as VIEs are typically funded only by senior financing or there is a guarantee provided to the senior financing by parties unrelated to those providing the senior financing. In most cases, the MUFG Group participates in the senior financing and does not participate in the subordinate financing or provide guarantees. Generally, because the MUFG Group’s participation in these entities is only to provide financing, it does not have the power to direct the activities of the entities that most significantly impact the economic performance of the entities. Therefore, the MUFG Group does not consider itself to be the primary beneficiary of these entities and does not consolidate them, except for limited circumstances where the MUFG Group is directly involved with the structuring of the transaction and has the power to direct the activities of the entities that most significantly impact the economic performance of the entities.

Project Financing Vehicles

These entities are established to raise funds in connection with, among others, production of natural resources, construction and development of urban infrastructure (including power plants and grids, highways and ports), and the development of real estate properties or complexes. These projects typically involve special purpose companies which issue senior and subordinate financing to raise funds in connection with the various projects. The subordinate financing is usually provided by parties that will ultimately make use of the assets constructed or developed. By contrast, the senior financing is typically provided by financial institutions, including the MUFG Group. Because the MUFG Group’s participation in these entities is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Sale-and-Leaseback Vehicles

The MUFG Group is involved with vehicles that acquire assets, primarily real estate, from the MUFG Group’s customers and other unrelated parties where the sellers of the assets continue to use the assets through leaseback agreements. These vehicles typically take the form of a limited partnership, and considered as VIEs unless the limited partners hold substantive kick-out rights or participating rights. The subordinated financing of these vehicles considered as VIEs is usually provided by the sellers of the assets, with the MUFG Group providing senior financing for the vehicles. Because the MUFG Group’s participation in these vehicles is only to provide senior financing, it does not have the power to direct the activities that most significantly impact the economic performance of these vehicles. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate them.

Securitization of Client Real Estate Properties

These entities are established for the purpose of securitizing real estate properties held by the MUFG Group’s customers. In most cases, these entities take the form of a limited partnership or a special purpose company. When entities take the form of a limited partnership, these entities are considered as VIEs unless the limited partners hold substantive kick-out rights or participating rights. The entities considered as VIEs are typically funded by senior and subordinated financing where the original owners of the real estate properties provide the subordinated financing, primarily in the form of partnership interests or subordinated notes, and financial institutions, including the MUFG Group, provide senior financing in the form of senior loans. Because the MUFG Group’s participation in these vehicles is only to provide a portion of senior financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate these entities.

Repackaged Instruments

This category primarily comprises the following:

Investments in Financially-Engineered Products

The MUFG Group is involved in special purpose entities that have been established to issue financial products through the engineering and repackaging of existing financial instruments such as collateralized debt obligations (“CDOs”) and synthetic CDOs. These entities are considered as VIEs because the holders of the equity investment at risk do not have the power to direct the activities that most significantly impact their economic performance. These entities are generally arranged and managed by parties that are not related to the MUFG Group. The MUFG Group’s involvement with the entities arranged and managed by third parties is for investment purposes. In these cases, the MUFG Group participates as one of many other investors and the MUFG Group typically holds investments in senior tranches or tranches with high credit ratings. Therefore, the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities’ economic performance, and thus is not considered as the primary beneficiary of these entities and does not consolidate these entities.

In certain instances, special purpose entities have been established and are managed by the MUFG Group. The MUFG Group’s involvement includes establishing and arranging the transaction and underwriting securities issued by the entities to general investors. For these entities, the MUFG Group has the power to direct activities that most significantly impact the economic performance and it has the obligation to absorb losses or receive benefits that could potentially be significant to the entities. As such, the MUFG Group considers itself as the primary beneficiary of these entities and consolidates them.

Investments in Securitized Financial Instruments

The MUFG Group holds investments in special purpose entities that issue securitized financial products. The assets held by the entities include credit card receivables and residential mortgage loans. These entities are established and managed by parties that are unrelated to the MUFG Group and the MUFG Group’s involvement with these entities is for its own investment purposes. In all cases, the MUFG Group participates as one of many other investors and the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities’ economic performance. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Securitization of the MUFG Group’s Assets

This category primarily comprises the following:

Securitization for issuing interests or financing

The MUFG Group establishes entities to securitize its own financial assets that include, among others, corporate and retail loans and lease receivables. The entities used for securitization, which typically take the form of a special purpose company or a trust, are established by the MUFG Group and, in most cases, issue senior and subordinate interests or financing. After securitization, the MUFG Group typically continues to service securitized assets as a servicer. The MUFG Group may also retain subordinate interests or financing or other interests. The MUFG Group is considered as the primary beneficiary and consolidates the entities used for securitization since it has the obligation to absorb losses through subordinate interests, and also has the power for determining and implementing policies as servicer that give it the ability to manage the entities’ assets that become delinquent or are in default in order to improve the economic performance of the entities.

Eligible beneficiary interests in housing loan trusts

The MUFG Group establishes trusts, which acquire the MUFG Group’s housing loans and in turn issue beneficiary interests to the MUFG Group, to pledge these beneficiary interests as collateral for borrowings from the Bank of Japan, as a result of the decision by the Bank of Japan on June 30, 2016 to accept these beneficial interests as collateral in the same way as it does for Japanese national government bonds. The MUFG Group is considered as the primary beneficiary and consolidates the trusts since it has the obligation to absorb losses through beneficiary interests, and also has the power for determining and implementing policies as servicer that give it the ability to manage housing loans owned by the trusts that become delinquent or are in default in order to improve the economic performance of the trusts.

Trust Arrangements

The MUFG Group offers, primarily through MUTB, a variety of trust products and services including securities investment trusts, pension trusts and trusts used as securitization vehicles. In a typical trust arrangement, however, the MUFG Group manages and administers assets on behalf of the customers in an agency, fiduciary and trust capacity and does not assume risks associated with the entrusted assets. The trusts are generally considered as VIEs because the trust beneficiaries, who provide all of the equity at risk, usually do not have power to direct the activities that most significantly impact its economic performance in the arrangements. The MUFG Group, however, is not considered as the primary beneficiary, except for the case mentioned below, because it merely receives fees for compensation for its services on terms that are customary for these activities and the fees are insignificant relative to the total amount of the trusts’ economic performance and variability. Therefore, the MUFG Group does not consolidate these entities.

With respect to the jointly operated designated money in trusts, MUTB pools money from investors and determines how best to invest it. In addition, certain investors, such as money reserve funds and investment funds, place excess funds in the jointly operated designated money trusts. MUTB typically invests in high-quality financial assets, including government bonds, corporate bonds and corporate loans including loans to MUTB and receives fees as compensation for services. In this role as a sponsor of these trusts’ MUTB provides guarantees under which it is required to compensate a loss on the stated principal of the trust beneficial interests. MUTB is considered as the primary beneficiary of these trusts’ because it is exposed to a potentially significant amount of losses and also has the power to direct activities of these trusts’ that most significantly impact their economic performance. Upon consolidation of the trusts, the certificates issued to the investors are accounted for as deposit liabilities as the products are structured and marketed to customers similar to MUTB’s term deposit products.

MUTB considers the likelihood of incurring losses on the stated principal guarantee to be highly remote. In the trusts’ operational history that extends over decades, the stated principal guarantee has never been called upon. The variability in fair value of the net assets of the trusts has been primarily affected by the fluctuations in interest rates, and the majority of such variability has been absorbed by investors or trust beneficiaries.

Others

This category primarily comprises the following:

Financing Vehicles of the MUFG Group’s Customers

The MUFG Group is involved with several entities that are established by the MUFG Group’s customers. These entities borrow funds from financial institutions and extend loans to their group entities. These entities effectively work as fund-raising vehicles for their respective group entities and enable the groups to achieve efficient financing by integrating their financing activities into a single entity. In all cases the MUFG Group is not considered as the primary beneficiary because the MUFG Group’s participation in these entities is only to provide financing, and the customers effectively hold the power to direct activities of these entities that most significantly impact the economic performance of the entities. Consequently, the MUFG Group does not consolidate these entities.

Funding Vehicles

The MUFG Group has established several wholly-owned off-shore vehicles which issue securities, typically preferred stock that is fully guaranteed by the MUFG Group, to investors unrelated to the MUFG Group to fund purchases of debt instruments issued by the MUFG Group. These entities are considered as VIEs because the MUFG Group’s investment in the vehicles’ equity is not considered at risk and substantive as the entire amount raised by the vehicles was used to purchase debt instruments issued by the MUFG Group. Because the MUFG Group does not have variable interests in these vehicles, the MUFG Group does not consolidate these entities.

Troubled Borrowers

During the normal course of business, the borrowers from the MUFG Group may experience financial difficulties and sometimes enter into certain transactions that require the MUFG Group to assess whether they would be considered as VIEs due to their difficult financial position. While in most cases such borrowers are not considered as VIEs when the transactions take place, in limited circumstances they are considered as VIEs due to insufficient equity investment at risk. In all cases the MUFG Group is not considered as the primary beneficiary because the power to direct activities that most significantly impact the economic performance of the troubled borrowers resides with the management of the troubled borrowers, and the MUFG Group, as a lender, does not have power over or assume any role in management. Therefore, the MUFG Group does not consolidate these troubled borrowers.